SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUMMARY OF RECONCILIATION OF NUMERATOR AND DENOMINATOR USED TO COMPUTE BASIC AND DILUTED NET LOSS PER SHARE

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of Ordinary Shares:

	For the Year Ended December 31,
	2025	2024
Redeemable Class A Ordinary Shares
Numerator: Net loss allocable to Redeemable Class A Ordinary Shares	$(416,090)	$(1,514,771)

Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding, Redeemable Class A Ordinary Shares	857,773	3,960,705
Basic and diluted net loss per share, Redeemable Class A Ordinary Shares	$(0.49)	$(0.38)

Non-Redeemable Class A Ordinary Shares
Numerator: Net loss allocable to non-redeemable Class A Ordinary Shares
Net income allocable to non-redeemable Class A Ordinary Shares	$(1,552,259)	$(665,332)

Denominator: Weighted Average Non-Redeemable Class A Ordinary Shares	3,200,000	1,739,726
Basic and diluted net loss per share, non-redeemable Class A Ordinary Shares	$(0.49)	$(0.38)

Non-Redeemable Class B Ordinary Shares
Numerator: Net loss allocable to non-redeemable Class B Ordinary Shares
Net loss allocable to non-redeemable Class B Ordinary Shares	$(1,023,580)	$(1,365,443)

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	2,110,122	3,570,396
Basic and diluted net loss per share, non-redeemable Class B Ordinary Shares	$(0.49)	$(0.38)